Shareholder Report, Holdings (Details) - C000244753	Jul. 31, 2024
Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.43%
Banking
Holdings [Line Items]
Percent of Net Asset Value	0.56%
Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Media
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.07%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	7.27%
Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.15%
Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	9.73%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	20.33%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.48%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
United States
Holdings [Line Items]
Percent of Net Asset Value	96.72%